Investments in subsidiaries, associates and joint ventures - Noncontrolling interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Non-current assets.	$ 71,368	$ 67,082
Total assets	86,894	89,442
Non-current liabilities	35,645	38,938
Total liabilities	49,536	54,136
Stockholders' equity	37,358	35,306	$ 34,821	$ 38,993
Equity attributable to non-controlling interests	1,491	834
Net income (loss)	18,870	22,468	4,531
Net income (loss) attributable to noncontrolling interests	82	23
Dividends paid to noncontrolling interests	12	30	14
PT Vale Indonesia
IfrsStatementLineItems [Line Items]
Current assets	853	771
Non-current assets.	2,147	1,875
Related parties - Stockholders	113	82
Total assets	3,113	2,728
Current liabilities	183	174
Non-current liabilities	249	70
Total liabilities	432	244
Stockholders' equity	2,681	2,484
Equity attributable to non-controlling interests	1,492	1,383
Net income (loss)	181	198
Net income (loss) attributable to noncontrolling interests	101	110
Dividends paid to noncontrolling interests		18
Vale Oman Pelletizing Company LLC
IfrsStatementLineItems [Line Items]
Current assets	84	92
Non-current assets.	581	633
Related parties - Stockholders	81	25
Total assets	746	750
Current liabilities	96	97
Non-current liabilities	149	157
Related parties - Stockholders	297	296
Total liabilities	542	550
Stockholders' equity	204	200
Equity attributable to non-controlling interests	61	60
Net income (loss)	29		27
Net income (loss) attributable to noncontrolling interests	9		8
Dividends paid to noncontrolling interests	12		$ 12
Other [Member]
IfrsStatementLineItems [Line Items]
Equity attributable to non-controlling interests	(62)	(21)
Net income (loss) attributable to noncontrolling interests	$ (28)	(10)
Vale Mocambique S.A.
IfrsStatementLineItems [Line Items]
Current assets		420
Non-current assets.		195
Related parties - Stockholders		6
Total assets		621
Current liabilities		224
Non-current liabilities		74
Related parties - Stockholders		12,072
Total liabilities		12,370
Stockholders' equity		(11,749)
Equity attributable to non-controlling interests		(587)
Net income (loss)		326
Net income (loss) attributable to noncontrolling interests		$ (85)